Interest in Joint Ventures	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Interest in Joint Ventures
21.	INTEREST IN JOINT VENTURES

	2018	2019
Share of net assets	3,966	4,771

The following list contains the particulars of material joint venture, which is unlisted corporate entity which has no available quoted market price as of December 31, 2019:

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Merchants Union Consumer Finance Company Limited (“MUCFC”)	Incorporated	The PRC	50%	RMB 3,868,960,000	Consumer finance consulting in the PRC
Summarized financial information of the material joint venture, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	MUCFC
	2018	2019
Assets	74,748	92,697
Liabilities	(66,854)	(83,337)
Equity	(7,894)	(9,360)

Revenue	6,956	10,740
Income for the year	1,253	1,466
Total comprehensive income for the year	1,253	1,466

Included in above income:
Interest income	9,887	13,055
Interest expense	(3,079)	(3,178)
Income tax expense	(391)	(426)

Reconciled to the Group’s interests in the joint venture:
Net assets of the joint venture	7,894	9,360
The Group’s effective interest	50%	50%

Carrying amount in the consolidated financial statements	3,947	4,680